UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Emmett M. Murphy
Address:  201 Main Street, Suite 1555
          Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emmett M. Murphy
Title:   President
Phone:   817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 28, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $118,373 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO	CV WAR	CERIWTS      	25	25000	C	X	 	 	782	25000	0	0
*** GRUMA SA DE CV        	FOREIG	P4948K121    	645	250000	N	X	 	 	782	250000	0	0
AMEDISYS INC              	OTC IS	23436108	6552	168000	N	X	 	 	782	168000	0	0
BOMBAY CO  INC            	COMMON	97924104	1671	378800	N	X	 	 	782	378800	0	0
CHESAPEAKE ENERGY CORP    	COMMON	165167107	7650	200000	N	X	 	 	782	200000	0	0
CAPTIVA SOFTWARE CORPORATI	OTC IS	14073T109    	2272	126485	N	X	 	 	782	126485	0	0
CIRRUS LOGIC INC          	OTC IS	172755100	3036	400000	N	X	 	 	782	400000	0	0
DENNYS CORPORATION        	OTC IS	24869P104    	2075	500000	N	X	 	 	782	500000	0	0
DYADIC INTERNATIONAL INC  	PRIVAT	DYADICINT    	500	150150	N	X	 	 	782	150150	0	0
ENCORE ACQUISITION CO     	COMMON	29255W100    	1581	40700	N	X	 	 	782	40700	0	0
ELCOR CORP                	COMMON	287456107	2683	75000	N	X	 	 	782	75000	0	0
HOLLY CORP-NEW            	COMMON	435758305	1222	19100	N	X	 	 	782	19100	0	0
HUNTSMAN CORP             	COMMON	447011107	3061	156560	N	X	 	 	782	156560	0	0
ICAGEN INC                	OTC IS	45104P104    	95	14133	N	X	 	 	782	14133	0	0
***INTEROIL CORP          	COMMON	460951106	2004	86000	N	X	 	 	782	86000	0	0
PUT ISHARES TR NOV 105    	PUT OP	4642875WK    	330	300000	P	X	 	 	782	300000	0	0
LEAP WIRELSS INTL INC     	COMMON	521863308	2640	75000	N	X	 	 	782	75000	0	0
LAIDLAW INTERNATIONAL INC 	OTC IS	50730R102    	4181	173000	N	X	 	 	782	173000	0	0
CHENIERE ENERGY INC       	OTC IS	16411R208    	2664	64400	N	X	 	 	782	64400	0	0
MOBILE MINI INC           	OTC IS	60740F105    	3260	75200	N	X	 	 	782	75200	0	0
MRU Holdingd Inc          	PRIVAT	MRUHOLD      	500	142857	N	X	 	 	782	142857	0	0
METASOLV SOFTWARE INC     	OTC IS	59139P104    	1308	400000	N	X	 	 	782	400000	0	0
OREGON STEEL MILLS INC    	COMMON	686079104	6696	240000	N	X	 	 	782	240000	0	0
PENN OCTANE CORP          	OTC IS	707573101	9	15500	N	X	 	 	782	15500	0	0
PENWEST PHARMACEUTICALS CO	OTC IS	709754105	3857	220000	N	X	 	 	782	220000	0	0
PENN TREATY AMERN CORP    	COMMON	707874400	3161	350000	N	X	 	 	782	350000	0	0
PANTRY INC DEL            	OTC IS	698657103	7100	190000	N	X	 	 	782	190000	0	0
QUIDEL CORP               	OTC IS	74838J101    	2838	300000	N	X	 	 	782	300000	0	0
RITE AID CORP             	COMMON	767754104	1552	400000	N	X	 	 	782	400000	0	0
ROTECH HEALTHCARE INC NEW 	OTC IS	778669101	2963	125000	N	X	 	 	782	125000	0	0
Ronco Corp Private Placeme	PRIVAT	RONPP        	750	198939	N	X	 	 	782	198939	0	0
RIO VISTA ENERGY PARTNERS 	OTC IS	767271109	1115	139437	N	X	 	 	782	139437	0	0
SECURE COMPUTING CORPORATI	OTC IS	813705100	3405	300000	N	X	 	 	782	300000	0	0
SEITEL INC NEW            	COMMON	816074405	4820	3171153	N	X	 	 	782	3171153	0	0
SOUTHWESTERN ENERGY CO    	COMMON	845467109	4404	60000	N	X	 	 	782	60000	0	0
TAG-IT PACIFIC INC        	COMMON	873774103	383	467270	N	X	 	 	782	467270	0	0
TRUE RELIGION APPAREL INC 	OTC IS	89784N104    	1248	75000	N	X	 	 	782	75000	0	0
TESORO PETROLEUM CORP-W/RT	COMMON	881609101	10086	150000	N	X	 	 	782	150000	0	0
UNITED RETAIL GROUP INC   	OTC IS	911380103	2005	260000	N	X	 	 	782	260000	0	0
WESTCORP-CALIF            	COMMON	957907108	9601	163000	N	X	 	 	782	163000	0	0
WASHINGTION GROUP INTL INC	OTC IS	938862208	2425	45000	N	X	 	 	782	45000	0	0